Deferred acquisition costs (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Policy Acquisition Costs Disclosures [Abstract]
Schedule of deferred acquisition costs
The following table presents a rollforward of Deferred acquisition costs for the years ended December 31, 2020, 2019 and 2018:

(Millions)	2020	2019	2018
Deferred acquisition costs - balance, beginning of the year	$148.2	$141.6	$120.9
Acquisition costs deferred	232.4	221.6	202.6
Amortization expense	(240.6)	(214.4)	(180.4)
Other, including foreign exchange	0.4	(0.6)	(1.5)
Deferred acquisition costs – balance, end of the year	$140.4	$148.2	$141.6